Subsequent Events (FY)	4 Months Ended	6 Months Ended
	Dec. 31, 2018	Jun. 30, 2019
Subsequent Events [Abstract]
Subsequent Events

Note 13 – Subsequent Events

On January 4, 2019, the Company repurchased 935,897 shares of the Company’s common stock from David Lelong, the Company’s former Chief Executive Officer, in a private transaction. The Shares were repurchased by the Company for the par value of the pre-reverse split shares of $0.001 per share or a total of $24,333. Prior to the repurchase, the shares represented approximately 38% of the Company’s outstanding common stock.

On January 8, 2019, the Company issued 25,641 shares of common stock for cash of $50,000 pursuant to the December Offering.

On January 17, 2019, the Company adopted the 2019 Equity Incentive Plan which covers the potential issuance of 180,769 shares of common stock.

On January 18, 2019, an investor converted 49,155 shares of the Company’s Series E Convertible Preferred Stock into 62,389 shares of common stock.

On February 1, 2019, the four holders of the Series E Convertible Preferred Stock, in exchange for $10 each (a total of $40), agreed to waive the right to receive any dividends which would accrue on the Series E for a one year period beginning on October 22, 2018.

On February 2, 2019, the Company approved the Company’s entry into a six-month Employment Agreement, effective February 1, 2019, with its Chief Executive Officer Mr. David Lelong. Mr. Lelong shall accrue monthly at a rate of 18% per annum.

On February 6, 2019, an investor converted 49,523 shares of the Company’s Series E Convertible Preferred Stock into 62,856 shares of common stock.

On February 11, 2019, an investor converted 54,000 shares of the Company’s Series E Convertible Preferred Stock into 68,538 shares of common stock.

On February 12, 2019 the Company filed a Certificate of Withdrawal of Certificate of Designation for the Company’s Series B Preferred Stock.

On February 19, 2019, the Company filed a Certificate of Amendment to Articles of Incorporation permitting the Company’s Board of Directors to amend the certificate of designation for any class or series of the Company’s preferred stock without the vote of such class or series, unless such certificate of designation specifically prohibits the Board from amending such certificate of designation.

On February 20, 2019, the Company filed a Certificate of Amendment to Certificate of Designation for the Company’s Series A Preferred Stock permitting the Board to convert all outstanding shares of Series A into shares of the Company’s common stock at the Board’s discretion.

On February 22, 2019, the Company issued 115 shares of common stock in exchange for 1,000 shares of Series A.

On March 4, 2019, Mr. David Lelong resigned from his position as the Company’s Chief Executive Officer effective immediately. Mr. Lelong remains as the President, Chief Financial Officer, Secretary and Treasurer of the Company.

On March 4, 2019, the Board of Directors of the Company appointed Mr. Damian Dalla-Longa and Ms. Lori Taylor as the Company’s Co-Chief Executive Officers.

On March 7, 2019, the Company filed a Certificate of Withdrawal of Certificate of Designation for the Company’s Series A Preferred Stock. The filing of the Amendment in Nevada was approved by the Company’s Board of Directors and there were no shares of Series A outstanding on the Effective Date.

On March 8, 2019, the Company issued a Canadian investment banker 141,026 shares of the Company’s common stock for advisory services rendered.

Effective March 11, 2019, Sport Endurance, Inc. merged into its wholly-owned subsidiary, Better Choice Company Inc., a Delaware corporation. As a result, the name of Sport Endurance, Inc. was changed to Better Choice Company Inc. Pursuant to the merger, each outstanding share of common stock of Sport Endurance, Inc. converted into one share of common stock of Better Choice Company Inc. and each outstanding share of Series E Convertible Preferred Stock of Sport Endurance, Inc. converted into one share of Series E of Better Choice Company Inc.

On March 14, 2019, Mr. David Lelong notified the Company of his resignation as a member of the Company’s Board of Directors effective immediately.

On March 15, 2019, the Board appointed the Company’s Co-Chief Executive Officers, Mr. Damian Dalla-Longa and Ms. Lori Taylor, to the Board, as well as Mr. Jeff Davis and Michael Galego. Mr. Galego will be the Chairman of the Board.

On March 15, 2019, the Company effected a 1 for 26 reverse split of its common stock. An additional 682 shares of common stock were issued as a result of rounding up of any fractional shares as a result of the reverse split.

On April 1, 2019, the Company issued 200,000 shares of common stock in connection with a licensing agreement.

On April 22, 2019, the Company filed a certificate of amendment of certificate of incorporation with the State of Delaware which reduced the number of authorized shares of common stock to 88,000,000.

On April 25, 2019, the Company entered into Subscription Agreements with accredited investors for the sale by the Company in a private placement (the “Private Placement”) of (i) 4,946,640 shares of the Company’s common stock at a purchase price of $3.00 per share and (ii) warrants to purchase up to 4,946,640 shares of Common Stock, exercisable at any time after issuance at an exercise price equal to $4.25 per share, subject to adjustments as provided under the terms of the warrants. The warrants are exercisable for 24 months from the initial issue date. On May 6, 2019, the Company closed the Private Placement. At the closing of the Private Placement, the Company issued 5,744,991 shares of its Common Stock at a purchase price of $3.00 per share and warrants to purchase up to 5,744,991 shares of its Common Stock at an exercise price of $4.25 per share (the “Warrants”). The Warrants are exercisable for 24 months from the Closing. The aggregate gross proceeds for the Private Placement were approximately $17.2 million.

On April 29, 2019, the board of directors of the Company approved the Company’s New 2019 Incentive Award Plan (the “2019 Plan”) which became effective on such date (the “Effective Date”), subject to the approval by the Company’s stockholders. The 2019 Plan provides for the grant of stock options, stock appreciation rights, restricted stock, restricted stock units, other stock or cash-based awards or a dividend equivalent award (each an “Award”). Non-employee directors of the Company and employees and consultants of the Company or any of its subsidiaries are eligible to receive awards under the 2019 Plan. The 2019 Plan authorizes the issuance of (i) 6,000,000 shares of common stock plus (ii) an annual increase on the first day of each calendar year beginning on January 1, 2020 and ending on and including January 1, 2029, equal to the lesser of (A) 10% of the shares of common stock outstanding (on an as-converted basis) on the last day of the immediately preceding fiscal year and (B) such smaller number of shares of common stock as determined by the Board.

On May 2, 2019, the board of directors approved the grant to certain executives of the Company of non-qualified stock options to purchase shares of the Company’s common stock under the 2019 Plan at a per-share exercise price equal to the fair market value of a share of the Company’s common stock on the date of grant. In accordance with an agreement with the Company, the stock options vest and become exercisable monthly over 2 years in equal installments of 1/24 each month. The stock options will be accelerated upon a Change of Control, as defined in the 2019 Plan. Any exercise of stock options may, at the election of the executives, be exercised with a “cashless exercise” by using shares from any such exercise to pay the exercise price, which shares, for such purpose, being valued at the fair market value, as determined under the 2019 Plan, on the date of exercise.

On May 2, 2019, an investor converted 60,000 shares of the Company’s Series E Convertible Preferred Stock into 76,154 shares of common stock.

The following executive officers of the Company were granted the number of stock options under the 2019 Plan, in each case as listed after their names: Damian Dalla-Longa, 1,200,000 stock options; Lori Taylor, 1,150,000 stock options; and Anthony Santarsiero, 1,000,000 stock options.

On May 6, 2019, the Company entered into a Loan Agreement (the “Loan Agreement”) by and between the Company and Franklin Synergy Bank, a Tennessee banking corporation (the “Lender”), pursuant to which, at the Company’s option and subject to the occurrence of the funding conditions described below and other customary funding conditions, the Lender is obligated to provide advances to the Company in an aggregate amount less than or equal to $6,200,000 (the “Loan”).

Under the Revolving Line of Credit Promissory Note entered into by the Company (the “Note”), all advances bear interest from the date of such advance until such amount is due and payable (whether on any payment date, at maturity, by acceleration or otherwise), at a fixed rate of interest equal to 3.70% per annum, which may be adjusted from time to time subject to certain conditions. In addition, the Company paid a fee of $10,000 upon closing. The Company is also required to pay a late charge equal to 5% of the aggregate amount of any payments of principal and/or interest that are paid more than 10 days after the due date.

The Note may be permanently prepaid at any time in whole or in part without penalty or premium in accordance with, and subject to any limitations on prepayments set forth in, the Loan Agreement. The Company is also required to make mandatory prepayments of the Loan and interest and expenses thereon, subject to specified exceptions, upon defaulting on any payments of principal or interest on the Loan, the occurrence of certain specified defaults of the covenants in the Loan Agreement, the occurrence of a material adverse change in the business, operations or conditions of the Company and specified other events.

TruPet LLC and Bona Vida, Inc. became guarantors of the Company’s obligations under the Loan Agreement after the closing of the acquisitions described below. In addition, pursuant to a Security Agreement by and between the Company and Lender dated the date of the Loan Agreement (the “Security Agreement”), the Company has granted the Lender a security interest in all assets of the Company owned or later acquired. The Loan Agreement also contains certain events of default, representations, warranties and covenants of the Company and its subsidiaries. For example, the Loan Agreement contains representations and covenants that, subject to exceptions, restrict the Company’s ability to do the following, among other things: incur additional indebtedness, engage in certain asset sales or undergo a change in ownership.

On May 6, 2019, the Company completed the acquisition of (i) Bona Vida, Inc. in accordance with the terms of the Agreement and Plan of Merger, dated as of February 28, 2019, by and among the Company, BCC Merger Sub, Inc. (“Merger Sub”), and Bona Vida, Inc. , as amended by Amendment No. 1 thereto made and entered into as of May 3, 2019, pursuant to which Merger Sub merged with and into Bona Vida, with Bona Vida surviving as a wholly owned subsidiary of the Company and (ii) TruPet LLC in accordance with the terms of the Securities Exchange Agreement, dated as of February 2, 2019, by and between the Company and TruPet LLC, as amended by Amendment No. 1 thereto made and entered into as of May 6, 2019, pursuant to which the Company agreed to acquire 93.3% of the outstanding TruPet membership interests with TruPet remaining as a wholly-owned subsidiary of the Company (the “Acquisitions”). Following the completion of the Acquisitions, the business conducted by the Company became primarily the businesses conducted by TruPet and Bona Vida, which is as an online seller of pet foods, pet nutritional products and related pet supplies and as an emerging hemp-based CBD platform focused on developing a portfolio of brand and product verticals within the animal health and wellness space, respectively.

Under the terms of the Bona Vida Merger Agreement, the Company issued 18,003,273 shares of its common stock, par value $0.001 per share (“Common Stock”), to Bona Vida’s stockholders for all shares of Bona Vida’s common stock outstanding immediately prior to the Bona Vida Acquisition. The Company also offered to purchase each warrant held by Bona Vida warrant holders for CAD $0.75 per share, with any outstanding warrants at closing being cancelled. Under the terms of the TruPet Merger Agreement, the Company issued 15,027,533 shares of its Common Stock to TruPet’s members for 93.3% of the issued and outstanding membership interests of TruPet outstanding immediately prior to the TruPet Acquisition.

Following the completion of the Acquisitions, the business conducted by the Company became primarily the businesses conducted by TruPet and Bona Vida, which is as an online seller of pet foods, pet nutritional products and related pet supplies and as an emerging hemp-based CBD platform focused on developing a portfolio of brand and product verticals within the animal health and wellness space, respectively.

On May 6, 2019, the Company entered into executive employment agreements with each of Damian Dalla-Longa, Co-Chief Executive Officer, Lori Taylor, Co-Chief Executive Officer, and Anthony Santarsiero, President and Director of Operations, each of which is effective as of May 6, 2019.

On May 10, 2019, an investor converted 689,394 shares of the Company’s Series E Convertible Preferred Stock into 682,500 shares of common stock.

On May 13, 2019, the Company issued 100,000 shares of common stock to Damian Dalla-Longa, Co-Chief Executive Officer, pursuant to a change-of-control provision in the employment agreement between Mr. Dalla-Longa and Bona Vida.

On May 17, 2019, the Company filed an Amended and Restated Certificate of Designations, Preferences and Rights of the Series E Convertible Preferred Stock of Better Choice Company Inc. with the Delaware Secretary of State to increase the limit on beneficial ownership of certain holders of Series E Convertible Preferred Stock.

On May 21, 2019, the Board of Directors of the Company approved a change to the Company’s fiscal year end from August 31 to December 31 of each year. The fiscal year change for the Company is effective beginning with the Company’s 2019 fiscal year, which now began January 1, 2019 and ends December 31, 2019.

On May 22, 2019, an investor converted 236,364 shares of the Company’s Series E Convertible Preferred Stock into 300,000 shares of common stock.

On May 28, 2019, David Lelong resigned as Chief Financial Officer, President, Secretary and Treasurer of the Company, effective immediately.

On May 28, 2019, Anthony Santarsiero, 35, has been appointed as President and Director of Operations of the Company.

On June 10, 2019, the Company entered into a First Amendment to Registration Rights Agreement (the “Registration Rights Agreement Amendment”) with the stockholders signatory thereto, which amends the Registration Rights Agreement, dated as of May 6, 2019, by and among the Company and the stockholders named therein (the “Private Placement Investors”), entered into in connection with the previously announced private placement of shares of the Company’s commons stock and warrants to purchase common stock (the “Original Registration Rights Agreement”). Pursuant to the terms of the Original Registration Rights Agreement, the Company, among other things, granted certain registration rights to the Private Placement Investors. The Registration Rights Agreement Amendment extends the deadline by which the Company must file with the Securities and Exchange Commission (“SEC”) a Registration Statement covering the resale of the shares of the Company’s common stock purchased in the private placement, including the shares issuable upon exercise of the warrants to purchase common stock, by 42 days from July 5, 2019 to August 16, 2019, and extends the applicable deadline for seeking to have such Registration Statement declared effective by the SEC by the same amount.

On June 29, 2019, the Company appointed Andreas Schulmeyer as Chief Financial Officer to serve as the Company’s principal financial officer and principal accounting officer, effective June 29, 2019, and to commence full-time employment on July 29, 2019.

On July 12, 2019, the Company filed a Form 8-K disclosing the following: that as a result of the issuance of shares of our common stock pursuant to the Bona Vida Merger Agreement and TruPet Merger Agreement, a change in control from the legacy stockholders of the Company occurred on May 6, 2019; that the Bona Vida Merger and TruPet Merger are being accounted for as a reverse acquisition and recapitalization of the Company for financial accounting purposes, whereby TruPet is deemed to be the acquirer for accounting purposes, and the Company’s historical financial statements before the Acquisitions will be replaced with the historical financial statements of TruPet before the Acquisitions in future filings with the SEC; that the Company intends to appoint a new auditor for the combined entity; and that the Company also intends to file the historical financial statements of Bona Vida and TruPet, along with a pro forma presentation illustrating the effects of the Acquisitions, to comply with Rule 8-04 and Rule 8-05 of Regulation S-X and Item 9.01 of Form 8-K.

On July 23, 2019, the Company filed a Form 8-K/A which included the audited financial statements of TruPet LLC as of and for the years ended December 31, 2018 and December 31, 2017 and the notes related thereto and the related independent auditor’s report of MNP LLC; the unaudited interim financial statements of TruPet LLC as of and for the three months ended March 31, 2019 and March 31, 2018 and the notes related thereto; the audited financial statements of Bona Vida, Inc. from the date of incorporation, March 29, 2018, to December 31, 2018 and the notes related thereto and the related independent auditor’s report of MNP LLC; the unaudited interim financial statements of Bona Vida, Inc. as of and for the three months ended March 31, 2019 and the notes related thereto; the audited financial statements of TruPet LLC; and the unaudited pro forma combined financial statements of Better Choice Company Inc. as of and for the three months ended March 31, 2019 and for the twelve months ended December 31, 2018 and the related notes thereto.

We evaluated subsequent events after the balance sheet date through the date the financial statements were issued. We did not identify any additional material events or transactions occurring during this subsequent event reporting period that required further recognition or disclosure in these financial statements.

Note 18 - Subsequent Events

Management has evaluated subsequent events through the date on which the unaudited condensed consolidated financial statements were issued.

On June 28, 2019, the Company granted 500,000 options to Andreas Schulmeyer, the Company’s Chief Financial Officer, subject to commencement of employment on July 29, 2019.  The options have an exercise price of $6.35 and vest over a two-year period beginning with commencement of employment.

On July 23, 2019, the Audit Committee of the Board of Directors of the Company appointed Ernst & Young LLP as the Company’s independent registered public accounting firm for fiscal periods on or after January 1, 2019.

On July 29, 2019, Mr. Schulmeyer received a grant of 6,042 common shares as a consulting fee pursuant to his employment agreement dated June 28, 2019.

On August 14, 2019, the Company granted 30,000 options to an employee of the Company.  The options have an exercise price of $4.00 and vest over a three-year period.

On August 28, 2019, the Company entered into a radio advertising agreement with iHeartMedia + Entertainment, Inc. The Company issued 1,000,000 common shares which shall be entirely paid for by iHeartMedia in the form of a commitment from iHeartMedia to provide to Company advertising media inventory having an aggregate value of $5,000,000. Company has committed to using $2,500,000 of the media inventory by August 28, 2020 with the remainder of the inventory available through August 28, 2021

On August 30, 2019, the Company granted 100,000 stock options to Mr. Schulmeyer. These options have an exercise price of $3.90 and vest over a two-year period.

On September 6, 2019, the Audit Committee notified RBSM LLP of the Audit Committee’s approval to dismiss RBSM as the Company’s independent registered public accounting firm upon filing of this Quarterly Report.

On September 9, 2019, the Company granted 30,000 options to an employee of the Company.  The options have an exercise price of $3.70 and vest over a three-year period.

On September 13, 2019, Lori R. Taylor notified the Company of her decision to resign as Co-Chief Executive Officer of the Company effective as of September 13, 2019. The Company also entered into a separation agreement with Ms. Taylor, in connection with her resignation as an officer of the Company, effective as of the date thereof. Pursuant to the separation agreement all outstanding stock option awards will become fully vested on November 12, 2019, subject to Ms. Taylor’s continued cooperation with the Company through such date and subject to the effectiveness and irrevocability of the release of claims.  Ms. Taylor will continue to serve as a member of the board of directors of the Company.

On September 17, 2019, the Company entered into a 5-year consulting agreement with Bruce Linton. As compensation for the services rendered, the Company has issued 2,500,000 share purchase warrants to acquire one share each of Company Common Stock with an exercise price of $0.10. An additional 1,500,000 share purchase warrants to acquire one share each of Company Common Stock with an exercise price of $10.00.

The Warrants will vest as follows: (i) 50% (or 1,250,000) of the Warrants (the “Tranche 1 Warrants”), will vest and be exercisable upon the earlier of (Y) September 17, 2020 or (Z) immediately prior to a Change in Control (as such term is defined under the Company’s 2019 Incentive Award Plan) (a “Change in Control”) and (ii) the remaining 50% (or 1,250,000) of the Warrants (the “Tranche 2 Warrants”) will vest and be exercisable upon the earlier of (Y) March 17, 2021 or (Z) immediately prior to a Change in Control, in each case, subject to Mr. Linton’s continued service to the Company through the applicable vesting date or Change in Control. The Warrants have a term expiring on September 17, 2029 (the “Expiry Date”) and will be subject to such other terms and conditions as may be determined by the Board.

The Additional Warrants will be exercisable on the earlier of (Y) March 17, 2021 or (Z) immediately prior to a Change in Control, in each case, subject to Mr. Linton’s continued service to the Company through the applicable date. The Additional Warrants have a term expiring on the Expiry Date and will be subject to such other terms and conditions as may be determined by the Board.

If Mr. Linton should cease to be engaged by the Company for any reason, other than as a result of a termination by reason of Just Cause (as such term is defined in the Independent Contractor Agreement) or as a result of Mr. Linton’s resignation as an independent contractor of the Company, the Incentive Warrants which have not then vested will immediately prior to the date Mr. Linton ceases to be engaged with the Company be deemed to become vested and such Incentive Warrants will remain exercisable until the Expiry Date.

During the month of September 2019 several warrant holders converted 1,144,999 warrants to 1,259,498 Common Stock shares. The Company received $4.0 million in return for the common shares issued.